Income Taxes	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Income Taxes

Note 4 Income Taxes

TDS’ current income taxes balances at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Federal income taxes receivable	$66,785	$108,820
Net state income taxes receivable	3,309	4,391

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Current
Federal	$92,887	$(87,736)	$181,579
State	8,256	11,091	11,614
Deferred
Federal	60,939	41,851	(65,970)
Federal - valuation allowance adjustment	–	(10,816)	–
State	9,910	2,208	(1,180)
State - valuation allowance adjustment	–	38,470	–
	$171,992	$(4,932)	$126,043

A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS’ effective income tax expense rate is as follows:

Year Ended December 31,	2015		2014		2013
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in thousands)
Statutory federal income tax expense and rate	$152,111	35.0%	$(53,278)	35.0%	$102,502	35.0%
State income taxes, net of federal benefit[1]	11,002	2.5	42,834	(28.1)	10,548	3.6
Effect of noncontrolling interests	2,791	0.6	(5,777)	3.8	(1,034)	(0.4)
Gains (losses) on investments and sale of assets[2]	–	–	–	–	14,949	5.1
Change in federal valuation allowance[3]	2,022	0.5	(8,697)	5.7	–	–
Goodwill impairment[4]	–	–	18,260	(12.0)	–	–
Other differences, net	4,066	1.0	1,726	(1.2)	(922)	(0.3)
Total income tax expense (benefit) and rate	$171,992	39.6%	$(4,932)	3.2%	$126,043	43.0%

[1]

State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.  During the third quarter of 2014 TDS recorded a $38.5 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.

[2]

Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.  See Note 6 — Acquisitions, Divestitures and Exchanges and Note 8 — Investments in Unconsolidated Entities for additional information.

[3]

Change in federal valuation allowance in 2015 relates primarily to losses incurred by certain entities where realization of deferred tax assets is not "more likely than not."  The decrease to income tax expense in 2014 was due to a valuation allowance reduction for federal net operating losses previously limited under loss utilization rules.

[4]

Goodwill impairment reflects an adjustment to increase income tax expense by $18.3 million related to a portion of the goodwill impairment of Suttle-Straus and the HMS reporting unit recorded in 2014 which is nondeductible for income tax purposes.  See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Deferred tax assets
Current deferred tax assets	$–	$113,402
Net operating loss (“NOL”) carryforwards	137,574	135,676
Stock-based compensation	61,680	54,789
Compensation and benefits - other	37,744	11,014
Deferred rent	19,896	19,604
Other	92,787	35,523
Total deferred tax assets	349,681	370,008
Less valuation allowance	(112,357)	(113,553)
Net deferred tax assets	237,324	256,455
Deferred tax liabilities
Property, plant and equipment	672,473	667,540
Licenses/intangibles	300,669	259,865
Partnership investments	163,287	151,123
Other	–	9,724
Total deferred tax liabilities	1,136,429	1,088,252
Net deferred income tax liability	$899,105	$831,797

TDS early adopted ASU 2015-17 as of December 31, 2015 using the prospective method.  The change required by the guidance, whereby all deferred taxes are classified as non-current, simplifies processes by eliminating the need to separately identify the net current and net non-current deferred tax asset or liability in each jurisdiction and allocate valuation allowances.  The prior year Consolidated Balance Sheet and the deferred tax disclosure above were not revised.  At December 31, 2015, $900.1 million of net deferred income tax liability is included in Net deferred income tax liability and $1.0 million is included in Other assets and deferred charges in the Consolidated Balance Sheet.  At December 31, 2014, $107.7 million of net current deferred income tax asset is included in Net deferred income tax asset and $941.5 million of net noncurrent deferred income tax liability is included in Net deferred income tax liability and $2.0 million is included in Other assets and deferred charges in the Consolidated Balance Sheet.

At December 31, 2015, TDS and certain subsidiaries had $2.4 billion of state NOL carryforwards (generating a $114.2 million deferred tax asset) available to offset future taxable income.  The state NOL carryforwards expire between 2016 and 2035.  Certain subsidiaries had federal NOL carryforwards (generating a $23.4 million deferred tax asset) available to offset their future taxable income.  The federal NOL carryforwards expire between 2018 and 2035.  A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2015	2014	2013
(Dollars in thousands)
Balance at beginning of year	$113,553	$79,064	$70,502
Charged (credited) to income tax expense	(1,196)	34,489	1,954
Charged to other accounts	–	–	6,608
Balance at end of year	$112,357	$113,553	$79,064

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
(Dollars in thousands)
Unrecognized tax benefits balance at beginning of year	$37,816	$30,390	$28,420
Additions for tax positions of current year	7,382	7,610	6,388
Additions for tax positions of prior years	1,783	883	1,858
Reductions for tax positions of prior years	(1,434)	(399)	(467)
Reductions for settlements of tax positions	(1,225)	(312)	(1,337)
Reductions for lapses in statutes of limitations	(5,448)	(356)	(4,472)
Unrecognized tax benefits balance at end of year	$38,874	$37,816	$30,390

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.  If these benefits were recognized, they would have reduced income tax expense in 2015, 2014 and 2013 by $25.6 million, $24.6 million and $19.8 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2015, it is reasonably possible that unrecognized tax benefits could decrease by approximately $10 million in the next twelve months.  The nature of the uncertainty relates primarily to state income tax positions and their resolution or the expiration of statutes of limitation.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit).  The amounts charged to income tax expense related to interest and penalties resulted in an expense of $0.6 million, $3.4 million and $0.7 million in 2015, 2014 and 2013, respectively.  Net accrued interest and penalties were $16.8 million and $16.2 million at December 31, 2015 and 2014, respectively.

TDS and its subsidiaries file federal and state income tax returns.  With only limited exceptions, TDS is no longer subject to federal income tax audits for the years prior to 2012.  With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2011.